SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment, Net (Details)	12 Months Ended
Dec. 31, 2020
Building and improvements
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years
Molds and dyes | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Molds and dyes | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Machinery and equipment (including computer equipment and software) | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Machinery and equipment (including computer equipment and software) | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Vehicles
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Software
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years